SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advertising expenses:
Advertising expenses	$ 15,307	$ 14,457	$ 16,233
Severance pay:
Severance pay expense	$ 2,539	$ 2,292	$ 2,189
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS	1,344,673	1,414,812	1,244,500